Loan Payable (Details) - 1 months ended Nov. 29, 2021	CAD ($)	USD ($)
Disclosure of loans and advances to customers [text block] [Abstract]
Loan agreement amount		$ 692,970
Interest rate		4.70%
Instalments amount payable		$ 78,512
Other interest charges (in Dollars)	$ 3,455
Loan maturity date	Aug. 18, 2022